Vessels - Acquisitions and Sales (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Apr. 11, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels				$ 17,520	$ 0
Gain/(loss) on sale of vessels	$ (364)		$ 0	$ (364)	0
VLCC tanker Hercules I, aframaxes Marathon TS, Sola TS and Oslo TS and shuttle tanker Lisboa
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels			$ 383,125		$ 383,125
VLCC Millennium
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels		$ 17,520
Gain/(loss) on sale of vessels		$ (364)